Retirement benefits obligations - Comprehensive loss (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Defined benefit plans
Current service cost	SFr (7,521)	SFr (3,204)	SFr (15,043)	SFr (6,354)
Past service cost				1,070
Interest cost	(5,399)	(7,291)	(10,799)	(9,086)
Interest income	4,861	7,029	9,721	8,662
Company pension amount	SFr (8,059)	(3,466)	SFr (16,121)	(5,708)
Discontinued operations
Defined benefit plans
Company pension amount				(42,493)
Discontinued operations as disclosed below
Defined benefit plans
Past service cost due to transfer of employees		SFr 433,791		SFr 433,791